Value Line Core Bond Fund

7 Times Square

New York, NY 10036

212-907-1850

January 10, 2018

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Value Line Core Bond Fund
File Nos. 33-01575; 811-04471
Rule 497

Dear Sir/Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in the prospectus dated January 1, 2018.

Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at (212)907-1850.

Sincerely yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel